RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Borrowings	R$ 19,856,047	R$ 16,505,166
Tax foreclosure	10,029	9,562
Others	537,525	402,796
Total	20,403,601	16,917,524
Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	14,257,629	13,867,929
Others	401,370	396,780
Total	14,658,999	14,264,709
Local Currency [Member] | Guarantees [member]
IfrsStatementLineItems [Line Items]
Borrowings	5,598,418	2,637,237
Tax foreclosure	10,029	9,562
Others	136,155	6,016
Total	R$ 5,744,602	2,652,815
Local Currency [Member] | Guarantees [member] | Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 09/19/2056 and Indefinite
Borrowings	R$ 3,695,183	2,096,291
Tax foreclosure	10,029	9,365
Others	4,235	3,853
Total	R$ 3,709,447	2,109,509
Local Currency [Member] | Guarantees [member] | Controladas Do Grupo [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 12/21/2024 and indefinite
Borrowings	R$ 1,903,235
Tax foreclosure		197
Others	131,920	2,163
Total	R$ 2,035,155	2,360
Local Currency [Member] | Guarantees [member] | C S N Mineracao [Member]
IfrsStatementLineItems [Line Items]
Maturities	Up to 12/21/2024
Borrowings		540,946
Total		540,946
Foreign Currency [Member] | Guarantees [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Borrowings	R$ 2,945,000	2,565,000
Total	2,945,000	2,565,000
Foreign Currency [Member] | Guarantees [member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Others	75,000	75,000
Total	R$ 75,000	75,000
Foreign Currency [Member] | Guarantees [member] | C S N Inova Ventures [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	01/28/2028
Borrowings	R$ 1,300,000	1,300,000
Total	R$ 1,300,000	1,300,000
Foreign Currency [Member] | Guarantees [member] | C S N Resources [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Up to 04/17/2026
Borrowings	R$ 1,530,000	1,150,000
Total	R$ 1,530,000	1,150,000
Foreign Currency [Member] | Guarantees [member] | C S N Cimentos [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Borrowings	R$ 115,000	115,000
Total	R$ 115,000	115,000
Foreign Currency [Member] | Guarantees [member] | Lusosider Acos Planos [Member] | Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Maturities	Indefinite
Others	R$ 75,000	75,000
Total	R$ 75,000	R$ 75,000